GEOGRAPHIC INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Items
Number of operating segment | segment	1
Property and equipment, net	$ 7,546	$ 5,395
Israel
Segment Reporting Items
Property and equipment, net	5,842	3,540
United States
Segment Reporting Items
Property and equipment, net	1,699	$ 1,855
Japan
Segment Reporting Items
Property and equipment, net	$ 5